UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23713

(Investment Company Act File Number)

RiverNorth Managed Duration Municipal Income Fund II, Inc.

(Exact Name of Registrant as Specified in Charter)

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Address of Principal Executive Offices)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Name and Address of Agent for Service)

(561) 484-7185

(Registrant’s Telephone Number)

Date of Fiscal Year End: June 30

Date of Reporting Period: December 31, 2025

Item 1.	Reports to Stockholders.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

12.31.2025

Semi-Annual Report

RIVERNORTH MANAGED DURATION MUNICIPAL INCOME FUND II, INC. (RMMZ)

RN

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Table of Contents

Performance Overview	2
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Statement of Cash Flows	14
Financial Highlights	16
Notes to Financial Statements	19
Dividend Reinvestment Plan	35
Additional Information	37
Consideration and Approval of Advisory and Sub-Advisory Agreements	38

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Performance Overview	December 31, 2025 (Unaudited)

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The RiverNorth Managed Duration Municipal Income Fund II, Inc. (the “Fund”) seeks to provide current income exempt from regular U.S. federal income taxes (but which may be includable in taxable income for purposes of the Federal alternative minimum tax) with a secondary objective of total return. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing, directly or indirectly, at least 80% of its Managed Assets (as defined in Note 2 below) in municipal bonds, the interest on which is, in the opinion of bond counsel to the issuers, generally excludable from gross income for regular U.S. federal income tax purposes, except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax.

The Fund’s Managed Assets are allocated between two principal strategies: Tactical Municipal Closed-End Fund (“CEF”) Strategy (managed by RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”)), and Municipal Bond Income Strategy (managed by MacKay Shields LLC ("MacKay Shields")).

RiverNorth determines the portion of the Fund’s assets to allocate to each strategy and may, from time to time, adjust the allocations. The Fund may allocate between 25% to 65% of its Managed Assets to the Tactical Municipal CEF Strategy and 35% to 75% of its Managed Assets to the Municipal Bond Income Strategy.

The Tactical Municipal CEF Strategy typically invests in municipal CEFs, exchange-traded funds and other investment companies seeking to derive value from the discount and premium spreads associated with CEFs. The Municipal Bond Income Strategy primarily invests in municipal bonds of any credit quality, including securities that are rated below investment grade. RiverNorth and MacKay Shields may use various techniques to manage the duration of the Fund’s portfolio in an attempt to mitigate the risks associated with changes in interest rates. Under normal market conditions, the Fund will seek to maintain a weighted average effective duration on Managed Assets of +/- 3 years relative to the Bloomberg U.S. Municipal Bond Index.

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK DURING THE PERIOD?

PERFORMANCE as of December 31, 2025

	Cumulative	Annualized
TOTAL RETURN(1)	6 Month	1 Year	3 Year	Since Inception(2)
RiverNorth Managed Duration Municipal Income Fund II, Inc. – NAV(3)	6.43%	1.15%	4.65%	1.55%
RiverNorth Managed Duration Municipal Income Fund II, Inc. – Market(4)	7.35%	4.93%	6.22%	-0.80%
Bloomberg U.S. Municipal Bond Index(5)	4.61%	4.25%	3.88%	1.38%

(1)	Total returns assume reinvestment of all distributions.
(2)	The Fund commenced operations on February 11, 2022.
(3)	Performance returns are net of management fees and other Fund expenses.
(4)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its net asset value (“NAV”).
(5)	The Bloomberg U.S. Municipal Bond Index covers the US Dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The index cannot be invested in directly and does not reflect fees and expenses.

The total annual expense ratio as a percentage of net assets attributable to common shares as of December 31, 2025 is 2.43% (excluding interest expense on loan payable and short term floating rate obligations). Including interest expense on loan payable and short term floating rate obligations, the expense ratio is 4.78%.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling 844.569.4750. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Other fees and expenses are applicable to an investment in this Fund.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Performance Overview	December 31, 2025 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $10,000 investment assuming the purchase of common shares at the closing market price (NYSE: RMMZ) of $20.00 on February 11, 2022 (commencement of operations) and tracking its progress through December 31, 2025.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

TOP TEN HOLDINGS* as of December 31, 2025

% of Net Assets
City of Chicago IL, General Obligation Unlimited Bonds	7.76%
State of Illinois, General Obligation Unlimited Bonds	6.37%
City of New York NY, General Obligation Unlimited Bonds	6.13%
Clark County Water Reclamation District, General Obligation Limited Bonds	5.42%
BlackRock MuniYield Fund, Inc.	5.05%
Invesco Municipal Opportunity Trust	4.78%
State of Michigan Trunk Line Revenue, Revenue Bonds	4.12%
Tennessee Energy Acquisition Corporation Gas Revenue Bonds, Revenue Bonds	3.97%
Western Asset Managed Municipals Fund, Inc.	3.96%
Triborough Bridge D-2 and Tunnel Authority General Revenue Bonds, Revenue Bonds	3.95%
51.51%

*	Holdings are subject to change and exclude short-term investments.

Semi-Annual Report | December 31, 2025	3

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Performance Overview	December 31, 2025 (Unaudited)

ASSET ALLOCATION as of December 31, 2025^

^	Holdings are subject to change.

Percentages are based on total investments of the Fund and do not include derivatives.

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RiverNorth Managed Duration Municipal Income Fund II, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS (51.47%)
United States - (51.47%)
13,924	abrdn National Municipal Income Fund	$142,999
206,945	AllianceBernstein National Municipal Income Fund, Inc.(a)	2,239,145
113,458	BlackRock California Municipal Income Trust(a)	1,218,539
88,486	BlackRock Investment Quality Municipal Trust, Inc.(a)	991,043
24,215	BlackRock Long-Term Municipal Advantage Trust	224,715
24,393	BlackRock MuniAssets Fund, Inc.	261,249
96,973	BlackRock Municipal 2030 Target Term Trust(a)	2,212,924
55,788	BlackRock Municipal Income Quality Trust(a)	610,321
236,530	BlackRock Municipal Income Trust(a)	2,372,396
226,482	BlackRock Municipal Income Trust II(a)	2,364,472
358,532	BlackRock MuniHoldings California Quality Fund, Inc.(a)	3,800,439
307,701	BlackRock MuniHoldings Fund, Inc.(a)	3,612,410
99,121	BlackRock MuniHoldings New York Quality Fund, Inc.	1,014,008
147,258	BlackRock MuniHoldings Quality Fund II, Inc.(a)	1,476,998
197,675	BlackRock MuniVest Fund II, Inc.(a)	2,136,867
239,926	BlackRock MuniVest Fund, Inc.(a)	1,662,687
646,871	BlackRock MuniYield Fund, Inc.(a)	6,785,677
2,490	BlackRock MuniYield Michigan Quality Fund, Inc.	29,233
17,935	BlackRock MuniYield New York Quality Fund, Inc.	177,736
152,571	BlackRock MuniYield Quality Fund III, Inc.(a)	1,658,447
249,438	BlackRock MuniYield Quality Fund, Inc.(a)	2,818,649
46,936	BlackRock New York Municipal Income Trust(a)	475,931
97,052	BNY Mellon Strategic Municipal Bond Fund, Inc.	598,811
214,170	BNY Mellon Strategic Municipals, Inc.	1,362,121
48,222	DTF Tax-Free Income 2028 Term Fund, Inc.	550,695
207,830	Eaton Vance Municipal Bond Fund(a)	2,022,186
1,180	Eaton Vance National Municipal Opportunities Trust	19,954
671,011	Invesco Municipal Opportunity Trust(a)	6,421,575
399,588	Invesco Municipal Trust(a)	3,856,024
8,242	Invesco Pennsylvania Value Municipal Income Trust	86,211
12,463	iShares National Muni Bond ETF	1,334,912
108,735	MFS High Income Municipal Trust	402,320
14,537	MFS High Yield Municipal Trust	51,025
56,059	MFS Municipal Income Trust	304,400
116,806	Neuberger Municipal Fund, Inc.(a)	1,182,077
10,997	Nuveen AMT-Free Municipal Credit Income Fund	139,222
123,710	Nuveen AMT-Free Municipal Value Fund	1,770,290
12,385	Nuveen Dynamic Municipal Opportunities Fund	124,841
27,451	Nuveen Municipal Credit Opportunities Fund	280,824
86,758	Nuveen Municipal Value Fund, Inc.	786,027
75,845	Nuveen New York AMT-Free Quality Municipal Income Fund(a)	765,276
112,219	Nuveen Pennsylvania Quality Municipal Income Fund	1,334,284
82,902	PIMCO California Municipal Income Fund(a)	723,734

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	5

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS (continued)
30,416	PIMCO Municipal Income Fund II(a)	$229,337
58,173	PIMCO New York Municipal Income Fund II	400,812
19,340	Putnam Managed Municipal Income Trust	121,262
28,577	Putnam Municipal Opportunities Trust	305,774
55,132	Western Asset Intermediate Municipal Fund	423,414
509,805	Western Asset Managed Municipals Fund, Inc.(a)	5,322,364

TOTAL CLOSED-END FUNDS
(Cost $67,546,059)		69,206,657

Principal Amount/Description		Rate	Maturity	Value
MUNICIPAL BONDS (111.36%)
California (10.17%)
$2,500,000	California State University, Revenue Bonds(b)	5.25%	11/01/53	$2,675,763
4,500,000	Sacramento City Unified School District, General Obligation Unlimited Bonds(b)	5.50%	08/01/47	4,755,775
4,500,000	San Diego County Regional Airport Authority, Revenue Bonds(b)	5.00%	07/01/56	4,646,795
1,500,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds(b)	5.50%	05/01/55	1,588,905
				13,667,238
Colorado (3.53%)
1,600,000	Colorado Health Facilities Authority, Revenue Bonds	4.00%	11/15/50	1,440,190
3,000,000	Denver City & County School District No 1, General Obligation Unlimited Bonds(b)	5.50%	12/01/49	3,305,363
				4,745,553
Guam (1.50%)
2,000,000	Guam Government Waterworks Authority, Revenue Bonds	5.00%	01/01/50	2,012,520

Hawaii (3.74%)
5,000,000	State of Hawaii Airports System Revenue, Revenue Bonds(b)	5.00%	07/01/48	5,034,008

Illinois (14.12%)
10,000,000	City of Chicago IL, General Obligation Unlimited Bonds(b)	5.00%	01/01/34	10,434,828
8,000,000	State of Illinois, General Obligation Unlimited Bonds(b)	5.50%	05/01/39	8,563,849
				18,998,677

See Notes to Financial Statements.

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RiverNorth Managed Duration Municipal Income Fund II, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Indiana (4.67%)
$4,250,000	Greater Clark Building Corp., Revenue Bonds(b)	6.00%	01/15/42	$4,750,066
1,550,000	Indiana Finance Authority, Revenue Bonds	5.00%	06/01/53	1,523,413
				6,273,479
Michigan (8.03%)
5,000,000	Holly Area School District, General Obligation Unlimited Bonds(b)	5.25%	05/01/52	5,252,051
5,000,000	State of Michigan Trunk Line Revenue, Revenue Bonds(b)	5.50%	11/15/44	5,544,087
				10,796,138
Missouri (1.19%)
1,500,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.00%	06/01/52	1,596,781

Nevada (5.42%)
7,000,000	Clark County Water Reclamation District, General Obligation Limited Bonds(b)	5.00%	07/01/49	7,283,549

New York (26.92%)
7,525,000	City of New York NY, General Obligation Unlimited Bonds(b)	5.00%	04/01/39	8,246,846
2,275,000	City of New York NY, General Obligation Unlimited Bonds	5.25%	09/01/40	2,490,285
2,000,000	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds	5.00%	11/15/56	1,999,950
2,000,000	New York Energy Finance Development Corp., Revenue Bonds(c)	5.00%	07/01/56	2,120,726
1,700,000	New York State Dormitory Authority, Revenue Bonds(b)	5.00%	03/15/41	1,820,456
2,500,000	New York State Dormitory Authority, Revenue Bonds(b)	5.50%	07/01/54	2,706,710
2,000,000	New York Transportation Development Corp., Revenue Bonds	5.13%	06/30/60	2,009,318
2,000,000	New York Transportation Development Corp., Revenue Bonds	6.00%	06/30/50	2,172,300
5,000,000	Port Authority of New York & New Jersey, Revenue Bonds(b)	5.50%	08/01/52	5,275,326
2,000,000	Triborough Bridge & Tunnel Authority, Revenue Bonds(b)	5.00%	11/15/49	2,053,727
5,000,000	Triborough Bridge D-2 and Tunnel Authority General Revenue Bonds, Revenue Bonds(b)	5.50%	05/15/52	5,304,396
				36,200,040

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	7

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
North Carolina (3.86%)
$5,000,000	Greater Asheville Regional Airport Authority, Revenue Bonds(b)	5.50%	07/01/52	$5,194,332

Ohio (4.68%)
3,000,000	Cleveland-Cuyahoga County Port Authority, Revenue Bonds(b)	5.50%	08/01/47	3,142,704
1,500,000	Columbus Regional Airport Authority, Revenue Bonds	5.50%	01/01/55	1,578,582
1,500,000	EHOVE Joint Vocational School District, General Obligation Unlimited Bonds	5.50%	12/01/60	1,576,154
				6,297,440
Pennsylvania (2.32%)
3,000,000	Southeastern Pennsylvania Transportation Authority, Revenue Bonds(b)	5.25%	06/01/52	3,123,902

Rhode Island (3.92%)
5,000,000	Rhode Island Health & Educational Facility Revenue Bonds(b)	5.50%	05/15/52	5,279,526

South Carolina (2.00%)
2,500,000	South Carolina Public Service Authority, Revenue Bonds(b)	5.75%	12/01/52	2,692,016

Tennessee (3.99%)
5,000,000	Tennessee Energy Acquisition Corporation Gas Revenue Bonds, Revenue Bonds(b)	5.00%	05/01/52	5,344,166

Texas (7.79%)
4,000,000	City of Georgetown TX Utility System Revenue, Revenue Bonds(b)	5.25%	08/15/52	4,152,752
1,000,000	City of Greenville TX Electric System Revenue, Revenue Bonds	5.00%	02/15/54	1,026,763
2,000,000	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds(b)	5.50%	08/15/49	2,173,663
3,000,000	Texas Water Development Board, Revenue Bonds(b)	5.00%	10/15/60	3,118,246
				10,471,424
Virginia (1.06%)
1,500,000	Virginia Small Business Financing Authority, Revenue Bonds	5.00%	12/31/56	1,423,828

See Notes to Financial Statements.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Washington (2.45%)
$3,155,000	County of Grant WA, General Obligation Limited Bonds(b)	5.25%	12/01/57	$3,291,359

TOTAL MUNICIPAL BONDS
(Cost $148,141,736)				149,725,976

Shares/Description		Value
SHORT-TERM INVESTMENTS (4.93%)
6,638,532	BlackRock Liquidity Funds MuniCash (7 Day Yield 2.791%)	$6,639,195

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,639,058)		6,639,195

TOTAL INVESTMENTS (167.76%)
(Cost $222,326,853)		$225,571,828

Floating Rate Note Obligations (-67.77%)(d)		(91,115,000)
Liabilities in Excess of Other Assets (-0.01%)		(4,996)

NET ASSETS (100.00%)		$134,451,832

(a)	All or a portion of the security is pledged as collateral for the loan payable. As of December 31, 2025, the aggregate value of those securities was $22,404,083 representing 16.66% of net assets.
(b)	All or portion of the principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash.
(c)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Face value of Floating Rate Notes issued in TOB transactions.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	9

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Futures Contracts Sold:

Description	Contracts (Short)	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
10-Yr U.S. Treasury Note Futures	(520)	March 2026	$58,467,500	$593,436
US Long Bond Future	(255)	March 2026	29,476,406	261,533
			$87,943,906	$854,969

See Notes to Financial Statements.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Statement of Assets and Liabilities	December 31, 2025 (Unaudited)

ASSETS:
Investments in securities:
At cost	$222,326,853
At value	$225,571,828

Cash	333
Variation margin receivable	161,409
Deposit with broker for futures contracts	1,918,500
Receivable for investments sold	20,721
Interest receivable	2,032,160
Dividends receivable	12,926
Deferred offering costs	141,393
Total Assets	229,859,270

LIABILITIES:
Payable for Floating Rate Note Obligations	91,115,000
Payable for interest expense and fees on Floating Rate Note Obligations	963,104
Loan payable (Note 7)	2,000,000
Payable for credit agreement fees	7,051
Payable for investments purchased	231,483
Payable for distributions to shareholders	804,071
Payable to Adviser	269,469
Other payables	17,260
Total Liabilities	95,407,438
Net Assets	$134,451,832

NET ASSETS CONSIST OF:
Paid-in capital	$146,128,874
Total distributable earnings (accumulated deficit)	(11,677,042)
Net Assets	$134,451,832

PRICING OF SHARES:
Net Assets	$134,451,832
Shares of common stock outstanding (50,000,000 of shares authorized, at $0.0001 par value per share)	8,455,000
Net asset value per share	$15.90

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	11

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Statement of Operations	For the Six Months Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$3,151,439
Dividends	2,220,057
Other Income	35,181
Total Investment Income	5,406,677

EXPENSES:
Investment Adviser fee	1,583,592
Interest expense and fees on Floating Rate Note Obligations	1,543,262
Legal expenses	50,785
Interest expense on loan payable	32,509
Total Expenses	3,210,148
Net Investment Income	2,196,529

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(639,663)
Futures contracts	(3,061,482)
Net realized loss	(3,701,145)
Net change in unrealized appreciation/depreciation on:
Investments	6,827,398
Futures contracts	2,635,158
Net change in unrealized appreciation/depreciation	9,462,556
Net Realized and Unrealized Gain on Investments and Futures Contracts	5,761,411
Net Increase in Net Assets Resulting from Operations	$7,957,940

See Notes to Financial Statements.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,196,529	$3,388,492
Net realized loss	(3,701,145)	(889,241)
Net change in unrealized appreciation/depreciation	9,462,556	(8,528,148)
Net increase/(decrease) in net assets resulting from operations	7,957,940	(6,028,897)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(4,824,423)	(3,457,831)
From tax return of capital	–	(6,307,694)
Net decrease in net assets from distributions to shareholders	(4,824,423)	(9,765,525)

Net Increase/(Decrease) in Net Assets	3,133,517	(15,794,422)

NET ASSETS:
Beginning of period	131,318,315	147,112,737
End of period	$134,451,832	$131,318,315

OTHER INFORMATION:
Share Transactions:
Shares outstanding - beginning of period	8,455,000	8,455,000
Shares outstanding - end of period	8,455,000	8,455,000

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	13

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Statement of Cash Flows	For the Six Months Ended December 31, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$7,957,940
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(87,228,019)
Proceeds from disposition on investment securities	88,011,612
Amortization of premium and accretion of discount on investments, net	439,207
Net purchases of short-term investment securities	(1,355,015)
Net realized (gain)/loss on:
Investments	639,663
Net change in unrealized appreciation/depreciation on:
Investments	(6,827,398)
(Increase)/Decrease in assets:
Interest receivable	(33,202)
Dividends receivable	333,719
Variation margin receivable	(161,409)
Deferred offering costs	(16,193)
Increase/(Decrease) in liabilities:
Variation margin payable	(368,750)
Payable for interest expense and fees on Floating Rate Note Obligations	27,652
Payable for credit agreement fees	2,051
Payable to Adviser	13,095
Other payables	1,732
Net cash provided by operating activities	$1,436,685

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from floating rate note obligations	$13,650,000
Net payments on floating rate note obligations	(13,015,000)
Proceeeds from loan payable	2,000,000
Cash distributions paid	(4,020,352)
Net cash used in financing activities	$(1,385,352)

Net increase in cash and restricted cash	$51,333
Cash and restricted cash, beginning of period	$1,867,500
Cash and restricted cash, end of period	$1,918,833

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense and fees on Floating Rate Note Obligations	$1,515,610
Cash paid for interest expense and fees for line of credit	$30,458

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Statement of Cash Flows	For the Six Months Ended December 31, 2025 (Unaudited)

Reconciliation of restricted and unrestricted cash at the beginning of period to the statement of assets and liabilities:
Foreign Cash	$–
Deposit with broker for futures contracts	$1,867,500

Reconciliation of restricted and unrestricted cash at the end of the period to the statement of assets and liabilities:
Cash	$333
Foreign Cash	$–
Deposit with broker for futures contracts	$1,918,500

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	15

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Financial Highlights	For a share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss)
Total income/(loss) from investment operations
Less distributions:
From net investment income
From tax return of capital
Total distributions
Net increase/(decrease) in net asset value
Net asset value - end of period
Market price - end of period
Total Return(b)
Total Return - Market Price(b)
Supplemental Data:
Net assets, end of period (in thousands)

Ratios to Average Net Assets (including interest on short term floating rate obligations)(d)(e)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets

Ratios to Average Net Assets (excluding interest on short term floating rate obligations)(e)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover rate
Loan payable (in thousands)
Asset coverage per $1,000 of line of credit(g)

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Financial Highlights	For a share outstanding throughout the periods presented

For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Period February 11, 2022 (Commencement of Operations) to June 30, 2022
$15.53		$17.40	$17.24	$17.63	$20.00

0.26		0.40	0.24	0.45	0.10
0.68		(1.11)	1.09	0.37	(2.05)
0.94		(0.71)	1.33	0.82	(1.95)

(0.57)		(0.41)	(0.31)	(0.41)	(0.17)
–		(0.75)	(0.86)	(0.80)	(0.25)
(0.57)		(1.16)	(1.17)	(1.21)	(0.42)
0.37		(1.87)	0.16	(0.39)	(2.37)
$15.90		$15.53	$17.40	$17.24	$17.63
$14.52		$14.06	$16.26	$16.04	$16.16
6.43	%(c)	(3.86%)	8.81%	5.61%	(9.72	%)(c)
7.35	%(c)	(6.86%)	9.29%	7.20%	(17.25	%)(c)

$134,452		$131,318	$147,113	$145,746	$149,055

4.78	%(f)	4.97%	5.17%	4.29%	2.80	%(f)
3.27	%(f)	2.38%	1.44%	2.60%	1.43	%(f)

2.43	%(f)	2.52%	2.41%	2.32%	2.12	%(f)
5.62	%(f)	4.83%	4.20%	4.57%	2.11	%(f)
75	%(c)	30%	34%	91%	205	%(c)
$2,000		$–	$–	$–	$–
68,226		–	–	–	–

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	17

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Calculated using average shares throughout the period.
(b)	Total investment return is calculated assuming a purchase of common shares at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Total return on Market Price does not reflect any sales load paid by investors. Periods less than one year are not annualized.
(c)	Not annualized.
(d)	Interest expense relates to interest expense on loan payable and the cost of tender option bond transactions (See Note 2).
(e)	The ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

1. ORGANIZATION

RiverNorth Managed Duration Municipal Income Fund II, Inc. (the “Fund”) was organized as a Maryland corporation on June 23, 2021 pursuant to its Articles of Incorporation, which were amended and restated on January 12, 2022 (“Articles of Incorporation”). The Fund commenced operations on February 11, 2022 and had no operations until that date other than those related to organizational matters and the registration of its shares under applicable securities laws.

The Fund is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Articles of Incorporation permit the Board of Directors (the “Board” or “Directors”) to authorize and issue fifty million shares of common stock with $0.0001 par value per share. The Fund is considered an investment company and therefore follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies.

The Fund will terminate on or before February 16, 2037 (the "Termination Date"); provided, that if the Board believes that under then-current market conditions it is in the best interests of the Fund to do so, the Fund may extend the Termination Date once for up to one year, and once for an additional six months. The Fund may be converted to an open-end investment company at any time if approved by the Board and the shareholders. Within twelve months prior to the Termination Date, the Fund may conduct a tender offer to purchase 100% of the then outstanding shares. Following the completion of the tender offer, the Fund must have at least $100 million of net assets. The Board may then eliminate the Termination Date and convert the Fund to a perpetual structure upon the affirmative vote of a majority of the Board.

The Fund’s investment adviser is RiverNorth Capital Management, LLC (the “Adviser”) and the Fund’s sub-adviser is MacKay Shields, LLC (the "Sub-Adviser"). The Fund’s primary investment objective is to seek current income exempt from regular U.S. federal income taxes (but which may be includable in taxable income for purposes of the Federal alternative minimum tax). The Fund’s secondary investment objective is total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2025.

The Fund invests in closed-end funds (“CEFs”), each of which has its own investment risks. Those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one CEF than in another, the Fund will have greater exposure to the risks of that CEF.

Semi-Annual Report | December 31, 2025	19

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Investment Income: The Fund follows industry practice and records securities transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date, and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method over the life of the respective securities.

Federal Income Taxes: The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "IRC"). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its “net capital gain”. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended December 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the six months ended December 31, 2025, the Fund did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are paid monthly and determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset value ("NAV") per share of the Fund.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

The Fund maintains a level distribution policy. The Fund distributes to common shareholders regular monthly cash distributions of its net investment income. In addition, the Fund distributes its net realized capital gains, if any, at least annually. Any amounts received in excess of a common shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets. The Board approved the implementation of the level distribution policy to make monthly cash distributions to common shareholders. The Fund made monthly distributions to common shareholders set at a level monthly rate of $0.0951 per common share for the period from July 1, 2025 to December 31, 2025.

Return of Capital Distributions: At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return of capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a common shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares.

Tender Option Bonds: The Fund may leverage its assets through the use of proceeds received from tender option bond (“TOB”) transactions. In a TOB transaction, a tender option bond trust (a “TOB Issuer”) is typically established, which forms a special purpose trust into which the Fund, or an agent on behalf of the Fund, transfers municipal bonds or other municipal securities (“Underlying Securities”). A TOB Issuer typically issues two classes of beneficial interests: short-term floating rate notes (“TOB Floaters”) with a fixed principal amount representing a senior interest in the Underlying Securities, and which are generally sold to third party investors, and residual interest municipal tender option bonds (“TOB Residuals”) representing a subordinate interest in the Underlying Securities, and which are generally issued to the Fund. The interest rate on the TOB Floaters resets periodically, usually weekly, to a prevailing market rate, and holders of the TOB Floaters are granted the option to tender their TOB Floaters back to the TOB Issuer for repurchase at their principal amount plus accrued interest thereon periodically, usually daily or weekly. The Fund may invest in both TOB Floaters and TOB Residuals, including TOB Floaters and TOB Residuals issued by the same TOB Issuer. The Fund may not invest more than 5% of its “Managed Assets” in any single TOB Issuer. Managed Assets is defined as total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).

As a result of Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and the rules thereunder (collectively, the “Volcker Rule”), banking entities are generally prohibited from sponsoring the TOB Issuer, and instead the Fund may serve as the sponsor of a TOB issuer (“Fund-sponsored TOB”) and establish, structure and “sponsor” a TOB Issuer in which it holds TOB Residuals. In connection with Fund-sponsored TOBs, the Fund may contract with a third-party to perform some or all of the Fund’s duties as sponsor. The Fund’s role under the Fund-sponsored TOB structure may increase its operational and regulatory risk. If the third-party is unable to perform its obligations as an administrative agent, the Fund itself would be subject to such obligations or would need to secure a replacement agent. The obligations that the Fund may be required to undertake could include reporting and recordkeeping obligations under the IRC and federal securities laws and contractual obligations with other TOB service providers.

Semi-Annual Report | December 31, 2025	21

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Under the Fund-sponsored TOB structure, the TOB Issuer receives Underlying Securities from the Fund through (or as) the sponsor and then issues TOB Floaters to third party investors and TOB Residuals to the Fund. The Fund is paid the cash (less transaction expenses, which are borne by the Fund) received by the TOB Issuer from the sale of TOB Floaters and typically will invest the cash in additional municipal bonds or other investments permitted by its investment policies. TOB Floaters may have first priority on the cash flow from the securities held by the TOB Issuer and are enhanced with a liquidity support arrangement from a bank or an affiliate of the sponsor (the “liquidity provider”), which allows holders to tender their position back to the TOB Issuer at par (plus accrued interest). The Fund, in addition to receiving cash from the sale of TOB Floaters, also receives TOB Residuals. TOB Residuals provide the Fund with the right to (1) cause the holders of TOB Floaters to tender their notes to the TOB Issuer at par (plus accrued interest), and (2) acquire the Underlying Securities from the TOB Issuer. In addition, all voting rights and decisions to be made with respect to any other rights relating to the Underlying Securities deposited in the TOB Issuer are passed through to the Fund, as the holder of TOB Residuals. Such a transaction, in effect, creates exposure for the Fund to the entire return of the Underlying Securities deposited in the TOB Issuer, with a net cash investment by the Fund that is less than the value of the Underlying Securities deposited in the TOB Issuer. This multiplies the positive or negative impact of the Underlying Securities’ return within the Fund (thereby creating leverage). Income received from TOB Residuals will vary inversely with the short term rate paid to holders of TOB Floaters and in most circumstances, TOB Residuals represent substantially all of the Underlying Securities’ downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Securities’ value. The amount of such increase or decrease is a function, in part, of the amount of TOB Floaters sold by the TOB Issuer of these securities relative to the amount of TOB Residuals that it sells. The greater the amount of TOB Floaters sold relative to TOB Residuals, the more volatile the income paid on TOB Residuals will be. The price of TOB Residuals will be more volatile than that of the Underlying Securities because the interest rate is dependent on not only the fixed coupon rate of the Underlying Securities, but also on the short-term interest rate paid on TOB Floaters.

For TOB Floaters, generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the Underlying Securities deposited in the TOB Issuer, the Fund, if it is the holder of the TOB Floaters, relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOB Issuer provide for a liquidation of the Underlying Security deposited in the TOB Issuer and the application of the proceeds to pay off the TOB Floaters.

The TOB Issuer may be terminated without the consent of the Fund upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the Underlying Securities deposited in the TOB Issuer, a substantial downgrade in the credit quality of the issuer of the securities deposited in the TOB Issuer, the inability of the TOB Issuer to obtain liquidity support for the TOB Floaters, a substantial decline in the market value of the Underlying Securities deposited in the TOB Issuer, or the inability of the sponsor to remarket any TOB Floaters tendered to it by holders of the TOB Floaters. In such an event, the TOB Floaters would be redeemed by the TOB Issuer at par (plus accrued interest) out of the proceeds from a sale of the Underlying Securities deposited in the TOB Issuer. If this happens, the Fund would be entitled to the assets of the TOB Issuer, if any, that remain after the TOB Floaters have been redeemed at par (plus accrued interest). If there are insufficient proceeds from the sale of these Underlying Securities to redeem all of the TOB Floaters at par (plus accrued interest), the liquidity provider or holders of the TOB Floaters would bear the losses on those securities and there would be no recourse to the Fund’s assets (unless the Fund held a recourse TOB Residual).

22	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Pursuant to the Volcker Rule, to the extent that the remarketing agent is a banking entity, it would not be able to repurchase tendered TOB Floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Issuer to purchase the tendered TOB Floaters. The TOB Issuer, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased TOB Floaters now held by the TOB Issuer. However, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

The Fund accounts for TOB transactions as secured borrowings. For financial reporting purposes, Underlying Securities that are deposited into a TOB Issuer are treated as investments of the Fund, and are presented in the Fund’s Schedule of Investments. Outstanding TOB Floaters issued by a TOB Issuer are presented as a liability at their face value as “Payable for Floating Rate Note Obligations” in the Fund’s Statement of Assets and Liabilities. The face value of the TOB Floaters approximates the fair value of the floating rate notes. Interest income from the Underlying Securities is recorded by the Fund on an accrual basis. Interest expense incurred on the TOB Floaters and other expenses related to remarketing, administration and trustee services to a TOB Issuer are recognized as a component of “Interest expense and fees on Floating Rate Note Obligations” in the Statement of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to "Interest expense and fees on Floating Rate Note Obligations" in the Statement of Operations.

At December 31, 2025, the aggregate value of the Underlying Securities transferred to TOB Issuers and the related liability for TOB Floaters was as follows:

Underlying Securities Transferred to TOB Issuers	Liability for Floating Rate Note Obligations
$ 126,755,166	$ 91,115,000

During the six months ended December 31, 2025, the Fund’s average TOB Floaters outstanding and the daily weighted average interest rate, including fees, were as follows:

Average Floating Rate Note Obligations Outstanding	Annualized Daily Weighted Average Interest Rate
$ 90,646,168	3.38%

Other: Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Semi-Annual Report | December 31, 2025	23

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee to make all fair valuation determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight.

Equity securities, including CEFs, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, as the Fund’s valuation designee, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Investments in mutual funds, including short term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Fixed income securities, including municipal bonds, are normally valued at the mean between the closing bid and asked prices provided by independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. These securities will be classified as Level 2 securities.

Futures contracts are normally valued at the settlement price or official closing price provided by independent pricing services. These securities will be classified as Level 1 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

Semi-Annual Report | December 31, 2025	25

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

The following is a summary of the inputs used at December 31, 2025 in valuing the Fund’s assets and liabilities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$69,206,657	$–	$–	$69,206,657
Municipal Bonds	–	149,725,976	–	149,725,976
Short-Term Investments	6,639,195	–	–	6,639,195
Total	$75,845,852	$149,725,976	$–	$225,571,828
Other Financial Instruments**
Assets:
Future Contracts	$854,969	$–	$–	$854,969
Total	$854,969	$–	$–	$854,969

*	Refer to the Fund’s Schedule of Investments for a listing of securities by type.

**	Other financial instruments are derivative instruments reflected in the Schedule of Investments. Futures contracts are reported at their unrealized appreciation/depreciation.

The Fund did not hold Level 3 securities during the six months ended December 31, 2025.

The fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as Level 2.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Fund’s use of derivative instruments. The Fund’s investment objective not only permits the Fund to purchase investment securities, but also allows the Fund to enter into various types of derivative contracts such as futures. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Rule 18f-4 under the 1940 Act provides for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements) and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. With respect to reverse repurchase agreements, tender option bonds or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Market Risk Factors: In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk relates to the risk that the municipal securities in the Fund’s portfolio will decline in value because of increases in market interest rates.

Risk of Investing in Derivatives

The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

In the ordinary course of business, the Fund may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements.

Semi-Annual Report | December 31, 2025	27

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Futures

The Fund may invest in futures contracts in accordance with its investment objectives. The Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The Fund is party to certain enforceable master netting arrangements, which provide for the right of offset under certain circumstances, such as the event of default.

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day the Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Fund. Variation margin does not represent a borrowing or loan by the Fund but instead is a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

The effect of derivatives instruments on the Fund’s Statement of Assets and Liabilities as of December 31, 2025:

Asset Derivatives
Risk Exposure Statement	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk (Futures Contracts)*	Variation margin receivable	$854,969

*	Fair Value represents the cumulative unrealized appreciation (depreciation) on open futures contracts as reported in the Fund’s Schedule of Investments. Only the variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as variation margin receivable.

The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2025:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Interest rate risk (Futures contracts)	Net realized loss on futures contracts; Net change in unrealized appreciation/depreciation on futures contracts	$(3,061,482)	$2,635,158

The futures contracts average notional amount during the six months ended December 31, 2025, is noted below.

Fund	Average Notional Amount of Futures Contracts
RiverNorth Managed Duration Municipal Income Fund II, Inc.	$(94,727,630)

5. ADVISORY FEES, DIRECTOR FEES AND OTHER AGREEMENTS

RiverNorth serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays RiverNorth an annual management fee of 1.40% of the Fund’s average daily Managed Assets, calculated as the total assets of the Fund, including assets attributable to leverage, less liabilities other than debt representing leverage and any preferred stock that may be outstanding, for the services and facilities it provides to the Fund (the “Unified Management Fee”). Out of the Unified Management Fee, the Adviser pays substantially all expenses of the Fund, including the compensation of the Sub-Adviser, the cost of transfer agency, custody, fund administration, legal, audit, independent directors and other services, except for costs, including interest expenses, of borrowing money or engaging in other types of leverage financing including, without limit, through the use by the Fund of tender option bond transactions or preferred shares, distribution fees or expenses, brokerage expenses, taxes and governmental fees, fees and expenses of any underlying funds in which the Fund invests, dividend and interest expense on short positions, fees and expenses of the legal counsel for the Fund’s independent directors, certain fees and expenses associated with shareholder meetings involving certain non-routine matters, shareholder proposals or contested elections, costs associated with any future share offerings, tender offers and other share repurchases and redemptions, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Unified Management Fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund. For the six months ended December 31, 2025, the Adviser earned fees of $1,583,592, of which $269,469 remained payable at December 31, 2025.

Semi-Annual Report | December 31, 2025	29

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Under the terms of the sub-advisory agreement, the Sub-Adviser, subject to the supervision of the Adviser and the Board of Directors, provides to the Fund such investment advice as is deemed advisable and will furnish a continuous investment program for the portion of assets managed, consistent with the Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser, not the Fund, is obligated to pay the Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of 0.20% of the daily Managed Assets of the Fund.

ALPS Fund Services, Inc. (“ALPS”), serves as administrator to the Fund. Under an Administration, Bookkeeping and Pricing Services Agreement, ALPS is responsible for calculating the net asset and daily Managed Assets values, providing additional fund accounting and tax services, and providing fund administration and compliance-related services to the Fund. ALPS is entitled to receive the greater of an annual minimum fee or a monthly fee based on the Fund’s average net assets, plus out-of-pocket expenses. These fees are paid by the Adviser, not the Fund, out of the Unified Management Fee.

DST Systems Inc. (“DST”), the parent company of ALPS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc., a publicly traded company listed on the NASDAQ Global Select Market. The fees of DST Systems Inc. are paid by the Adviser, not the Fund.

State Street Bank & Trust, Co. serves as the Fund’s custodian. The fees of State Street Bank & Trust, Co. are paid by the Adviser, not the Fund.

The Fund pays no salaries or compensation to its officers or to any interested Director employed by the Adviser or Sub-Adviser, and the Fund has no employees. For their services, the Directors of the Fund who are not employed by the Adviser or Sub-Adviser, receive an annual retainer in the amount of $16,500, an additional $2,000 for attending each quarterly meeting of the Board and an additional fee of $1,500 for each special meeting of the Board.. In addition, the lead Independent Director receives $1,333 annually, the Chair of the Audit Committee receives $1,111 annually and the Chair of the Nominating and Corporate Governance Committee receives $667 annually. The Directors not employed by the Adviser or Sub-Adviser are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board. These fees are paid by the Adviser, not the Fund.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

The Chief Compliance Officer (“CCO”) of the Fund is an employee of the Adviser. The Fund reimburses the Adviser for certain compliance costs related to the Fund, including a portion of the CCO’s compensation.

6. NEW ACCOUNTING PRONOUNCEMENTS AND RULE ISSUANCES

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted disclosures only and did not affect the Fund’s financial position nor the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Financial Officer, acting as the Fund’s CODM, has determined that the Fund has operated as a single segment since inception. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by the Fund’s portfolio management team. The financial information, in the form of the Fund’s holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the Fund’s performance versus the Fund’s benchmark and to make resource allocation decisions for the Fund’s segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Fund’s Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

7. CREDIT AGREEMENT

On March 9, 2023, the Fund entered into a credit agreement with BNP Paribas (“BNP Credit Agreement”). The BNP Credit Agreement permits the Fund to borrow funds that are collateralized by assets held at BNP Paribas pursuant to the agreement. Under the terms of the BNP Credit Agreement, the Fund may borrow up to $15,000,000 bearing an interest rate of the Overnight Bank Funding Rate plus a fixed rate determined by the securities pledged as collateral. Any unused portion of the BNP Credit Agreement is subject to a commitment fee of 0.50% of the unused portion of the facility until a utilization of 80% or greater is met.

During the Fund’s utilization period during the six months ended December 31, 2025, the Fund’s average borrowing and interest rate under the BNP Credit Agreement were $2,000,000 and 4.70%, respectively. The maximum amount borrowed for the period was $2,000,000 and the Fund had borrowings outstanding for eight days during the period. There was a $2,000,000 outstanding balance on the BNP Credit Agreement as of December 31, 2025.

Semi-Annual Report | December 31, 2025	31

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

8. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gains were recorded by the Fund.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end and are not available for the six months ended December 31, 2025.

The tax character of the distributions paid by the Fund during the fiscal year ended June 30, 2025 was as follows:

For the Fiscal Year Ended June 30, 2025
Ordinary Income	$488,277
Tax-Exempt Income	2,969,554
Return of Capital	6,307,694
Total	$9,765,525

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, adjusted for tender option bonds, including short-term securities at December 31, 2025, was as follows:

Cost of investments for income tax purposes	$222,475,044
Gross appreciation on investments (excess of value over tax cost)	6,718,983
Gross depreciation on investments (excess of tax cost over value)	(2,767,230)
Net unrealized appreciation on investments	$3,951,753

The differences between book basis and tax basis unrealized appreciation/(depreciation) were attributable primarily to the tax deferral of losses on wash sales and mark-to-mark on futures contracts.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

9. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 2025, excluding short-term investments, were as follows:

Purchases	Sales
$87,459,502	$87,217,450

10. CAPITAL SHARE TRANSACTIONS

The Fund’s authorized capital stock consists of 50,000,000 shares of common stock, $0.0001 par value per share, all of which is classified as common shares. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

On February 11, 2022, 8,450,000 shares were issued in connection with the Fund’s initial public offering. Proceeds from the sale of shares was $169,000,000.

On April 8, 2024, the Fund entered into a distribution agreement with ALPS Distributors, Inc. (“ADI”), under which the Fund was permitted to offer and sell up to 15,000,000 of the Fund’s common stock from time to time in an "at-the-market" offering. On May 20, 2025, the Fund entered into a new distribution agreement with ADI, replacing the previous arrangement, pursuant to which the Fund may offer and sell up to 3,000,000 shares of the Fund’s common stock from time to time through ADI.

The Fund had issued and outstanding 8,455,000 shares of common stock at December 31, 2025.

Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund’s automatic dividend reinvestment plan (the "Plan"). Additional information concerning the Plan is included within this report.

11. INDEMNIFICATIONS

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under those arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Semi-Annual Report | December 31, 2025	33

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

12. SUBSEQUENT EVENTS

Subsequent to December 31, 2025, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
January 15, 2026	January 15, 2026	January 30, 2026	$0.0891
February 13, 2026	February 13, 2025	February 27, 2026	$0.0891

The Fund has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Dividend Reinvestment Plan	December 31, 2025 (Unaudited)

The Fund has an automatic dividend reinvestment plan (the “Plan”) commonly referred to as an “opt-out” plan. Unless the registered owner of common shares elects to receive cash by contacting DST Systems, Inc. (the “Plan Administrator”), all dividends and distributions declared on common shares will be automatically reinvested by the Plan Administrator for shareholders in the Plan, in additional common shares. Common shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of common shareholders and may re-invest that cash in additional common shares. Reinvested Dividends will increase the Fund’s Managed Assets on which the management fee is payable to the Adviser (and by the Adviser to the Sub-Adviser).

Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the NAV per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s NAV per common share on the payment date. If, on the payment date for any Dividend, the NAV per common share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s common shares are trading at a discount), the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in common shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the NAV per common share, the average per common share purchase price paid by the Plan Administrator may exceed the NAV of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per common share at the close of business on the Last Purchase Date.

Semi-Annual Report | December 31, 2025	35

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Dividend Reinvestment Plan	December 31, 2025 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of common shares who hold their common shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of common shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends, even though such participants have not received any cash with which to pay the resulting tax. Participants that request a sale of common shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence or questions concerning the Plan should be directed to the Plan Administrator at (844) 569-4750.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Additional Information	December 31, 2025 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available without charge upon request by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the SEC on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Part F of Form N-PORT. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-PORT must be filed within 60 days of the end of the quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Fund at 1-888-848-7569.

STOCKHOLDER MEETING RESULTS

On September 22, 2025, the Fund held a Meeting of Stockholders to consider the proposals set forth below. The following votes were recorded:

Election of J. Wayne Hutchens as a Class II Director of the Fund.

	Shares Voted	% of Shares Voted
For	6,059,837	95.78%
Withheld	267,166	4.22%
Total	6,327,003	100.00%

Election of Jerry R. Raio as a Class II Director of the Fund.

	Shares Voted	% of Shares Voted
For	6,061,531	95.80%
Withheld	265,472	4.20%
Total	6,327,003	100.00%

Election of David M. Swanson as a Class III Director of the Fund.

	Shares Voted	% of Shares Voted
For	6,060,981	95.80%
Withheld	266,022	4.20%
Total	6,327,003	100.00%

Semi-Annual Report | December 31, 2025	37

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2025 (Unaudited)

Consideration of the Advisory Agreement

At an in-person meeting (the “Meeting”) of the Board of Directors (the “Board” or the “Directors”) of the RiverNorth Managed Duration Municipal Income Fund II, Inc. (the “Fund”) held on November 11-12, 2025 and called expressly for that purpose, the Board, including a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Directors”), considered the renewal of the investment management agreement between RiverNorth Capital Management, LLC (the “Adviser”) and the Fund (the “Advisory Agreement”). In its consideration of the Advisory Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Advisory Agreement. The Board received materials compiled by the Adviser and the Fund’s administrator, including a copy of the Advisory Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, organization, management and operations, a copy of the Adviser’s Form ADV, the Adviser’s audited financial statements, information regarding the Adviser’s assets under management, an overview of the Fund’s cumulative and annualized returns as compared to the Fund’s benchmark, the Fund’s fact sheet for the quarter ended September 30, 2025, a performance comparison of the Fund to other funds managed by the Adviser, information regarding the Adviser’s compliance programs and a third-party comparison report regarding the Fund’s performance and fees compared to benchmark indices and peer funds provided by FUSE Research Network, LLC (“FUSE”). The Board considered the following factors, among others, in reaching its determination to renew the Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in determining to renew the Advisory Agreement at the Meeting, including during executive sessions with their independent legal counsel.

Performance, Fees and Expenses

The Board reviewed the performance of the Fund for the three-month, one-year, three-year and since inception periods ended September 30, 2025. These returns were compared to the returns of fourteen other National Municipal Closed-End Funds identified by FUSE (collectively, the “Peer Universe”). The Board considered the Fund’s net asset value (“NAV”) and market price returns relative to the returns for the funds in the Peer Universe, noting that on a NAV basis, the Fund had outperformed the median of the Peer Universe for the three-year and since inception periods ended September 30, 2025 and underperformed the median of the Peer Universe for the three-month and one-year periods ended September 30, 2025. The Directors also considered that the Fund had outperformed the median of the Peer Universe on a market price basis for the three-month, one-year, three-year, and since inception periods ended September 30, 2025. The Directors also noted that on a NAV basis, the Fund had underperformed its benchmark index for the one-year period ended September 30, 2025 but had outperformed its benchmark index for the three-month, three-year, and since inception periods ended September 30, 2025. In consideration of each item noted, the Board agreed that the Fund’s performance was adequate.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2025 (Unaudited)

As to the comparative fees and expenses, the Directors considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by recently organized closed-end funds (“CEFs”) identified by FUSE (the “Peer Group”). The Board noted that the Fund’s total net expense ratio as a percentage of average managed assets was higher than the Peer Group median. The Directors considered that the total net expense ratio as a percentage of managed assets took into account the differences caused by varying levels of leverage for each fund in the Peer Group.

The Board also noted that the management fee for the Fund was above the median paid by the Peer Group. The Board highlighted the Fund’s unitary fee structure and noted that only two other funds within the Peer Group had unitary fee structures. The Board noted the differences in the strategy of the Fund compared to the funds included in the Peer Group and Peer Universe. The Board also discussed certain supplemental information comparing the Fund’s performance and fees to a supplemental peer group of four other CEF arbitrage and opportunity funds identified by FUSE, at the request of the Adviser (the “Supplemental Peer Group”). It was noted that the Fund had underperformed (on both a NAV and market price basis) the Supplemental Peer Group median for the three-month, one-year, and three-year periods ended September 30, 2025. It was also noted that the Fund’s net management fee and total net expenses calculated as a percentage of average managed assets were above the respective Supplemental Peer Group median. The Directors also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Directors, determined that the fees were reasonable given the characteristics of the Fund’s fee structure, unique investment strategy, the capabilities of the Adviser, and the nature of the services provided to the Fund.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services provided by the Adviser to the Fund, the Board considered that under the terms of the Advisory Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and furnishes or arranges to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Adviser had provided quality services and would continue to do so for the Fund.

Semi-Annual Report | December 31, 2025	39

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2025 (Unaudited)

Profitability and Other Benefits

As to the cost of the services provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged the Adviser’s management fees were in the same range as those charged to other funds to which the Adviser provides advisory or sub-advisory services. It was noted that, when launching a CEF, such as the Fund, the Adviser covers the underwriting costs, which is a significant investment. The Board, including the Independent Directors, determined that the Advisory Agreement, with respect to the Fund, was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution related service providers utilized by the Fund and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Consideration of the Sub-Advisory Agreement

At the Meeting, the Board, including the Independent Directors, also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and MacKay Shields LLC (the “Sub-Adviser”). In its consideration of the Sub-Advisory Agreement, the Board considered information and materials furnished by the Adviser and the Sub-Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser and Sub-Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement. The Board received materials compiled by the Sub-Adviser and the Adviser, including a copy of the Sub-Advisory Agreement, the Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of the Sub-Adviser’s Form ADV, information regarding the Sub-Adviser’s compliance programs and information regarding the performance of the Fund’s benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Sub-Adviser, (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Sub-Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the fee level of the Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2025 (Unaudited)

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in determining to renew the Sub-Advisory Agreement at the Meeting, including during executive sessions with their independent legal counsel.

Performance, Fees and Expenses

The Board reviewed the performance of the portion of the Fund managed by the Sub-Adviser. The Board recalled its deliberations regarding the Fund’s performance while considering the renewal of the Advisory Agreement. The Board, including the Independent Directors, concluded that the performance was adequate.

As to the comparative fees and expenses, the Board considered the management fee paid by the Fund to the Adviser and noted that the Adviser pays the Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to the Sub-Adviser against the fees the Sub-Adviser charges other clients to manage similar strategies.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services provided by the Sub-Adviser, the Board considered that under the terms of the Sub-Advisory Agreement, the Sub-Adviser, subject to the supervision of the Board, provides to the Fund such investment advice as the Sub-Adviser, in its discretion, deems advisable and furnishes or arranges to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of the Sub-Adviser, which provided details regarding the experience of the Sub-Adviser’s investment personnel. The Sub-Adviser also provided additional information regarding its operations and experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Sub-Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services provided and the profits to be realized by the Sub-Adviser, the Board reviewed the Sub-Adviser’s financial condition. The Board noted that the financial condition of the Sub-Adviser was stable. The Board, including the Independent Directors, determined that the Sub-Advisory Agreement and the compensation to the Sub-Adviser was reasonable and the financial condition of the Sub-Adviser was adequate. The Board noted that the Sub-Adviser had no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution related service providers utilized by the Fund and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Semi-Annual Report | December 31, 2025	41

RiverNorth Managed Duration Municipal Income Fund II, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2025 (Unaudited)

Conclusion

Having requested and received such information from the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

42	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

J. Wayne Hutchens

David M. Swanson

Jerry R. Raio

Lisa B. Mougin

Investment Adviser

RiverNorth Capital Management, LLC

Sub Adviser

MacKay Shields LLC

Fund Administrator

ALPS Fund Services, Inc.

Transfer Agent and

Dividend Disbursing Agent

DST Systems, Inc.

Custodian

State Street Bank and Trust Company

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

RiverNorth Capital Management, LLC
360 South Rosemary Avenue, Suite 1420
West Palm Beach, FL 33401

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate ALPS Distributors, Inc., a FINRA member.

This report is provided for the general information of the shareholders of the RiverNorth Managed Duration Municipal Income Fund II, Inc. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this form.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Approval of Investment Advisory Agreement is included as part of the Report to Stockholders filed under Item 1(a) of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	As of the date of this filing, there were no changes to the portfolio managers.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable, due to no such purchases occurring during the period covered by this report.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable to semi-annual report.

(a)(3)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the 1940 Act, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Managed Duration Municipal Income Fund II, Inc.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Chief Executive Officer

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Chief Executive Officer

Date:	March 6, 2026

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	March 6, 2026